FINANCIAL INSTRUMENTS - Disclosure of detailed information about foreign currency risk (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 3,377,464	$ 1,049,049	$ 4,418,236	$ 1,246,244
Accounts receivable	807,009	535,659
Accounts payable	(1,118,573)	(814,777)
Amounts held in CAD [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	1,210,548	52,084
Accounts receivable	116,186	92,210
Accounts payable	(116,573)	(109,519)
Net assets (liabilities)	$ 1,210,161	$ (34,775)